Income Tax (Details) - Schedule of valuation allowance - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of valuation allowance [Abstract]
Balance at the beginning of the year	¥ 146,471	¥ 71,393
Addition during the year	38,095	75,078
Balance at the end of the year	¥ 184,566	¥ 146,471